COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Total rental expense under all operating leases	$ 3,412,000	¥ 22,100,000	¥ 20,568,000	¥ 19,806,000
Future minimum lease payments under non-cancelable operating leases in relation to office premises
2016	3,420,000				¥ 22,156,000
2017	1,445,000				9,363,000
2018	25,000				160,000
Total	4,890,000				31,679,000
Purchase Commitments
Outstanding purchase commitments in relation to bandwidth and cloud infrastructure	$ 72,590,000				¥ 470,227,000